FIRST FINANCIAL BANCORP. (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Proceeds from (Repayments of) Short-term Debt	$ 525,139	$ 39,589	$ 22,412
Pension Expense	(481)	(1,349)	2,011
Statement of Financial Position [Abstract]
Cash	134,502	149,653	105,981
Investment securities, available for sale	1,032,096	1,441,846
Premises and equipment	146,716	138,096
TOTAL ASSETS	6,497,048	6,671,511
Other liabilities	131,011	140,475
TOTAL LIABILITIES	5,786,623	5,959,290
Shareholders' equity	710,425	712,221	697,394	649,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	6,497,048	6,671,511
Income Statement [Abstract]
Noninterest income	122,421	142,531	146,831
Interest expense	27,589	44,921	67,992
Provision for loan and lease losses	19,117	19,210	33,564
Salaries and employee benefits	113,154	106,914	117,363
Miscellaneous professional services	7,269	9,636	9,169
Income before income taxes and equity in undistributed net earnings of subsidiaries	103,745	105,039	91,953
Income tax benefit	36,442	38,300	32,702
Income available to common shareholders	67,303	66,739	57,386
Operating activities
Net income	67,303	66,739	59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	19,117	19,210	33,564
Depreciation and amortization	15,833	11,951	10,978
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(14,085)	(14,463)	(11,460)
Decrease in accrued expenses	3,374	(17,422)	7,828
Net cash provided by operating activities	211,834	203,078	185,015
Investing activities
Proceeds from calls and maturities of investment securities	269,236	342,973	168,385
Purchases of investment securities, available-for-sale	(1,022,772)	(1,027,754)	(618,978)
Net decrease (increase) in loans	(240,113)	(53,946)	24,746
Purchases of premises and equipment	(25,502)	(23,541)	(22,789)
Net cash (used in) provided by investing activities	10,034	218,952	25,840
Financing activities
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	6,806	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Net cash used in financing activities	(237,019)	(378,358)	(449,024)
(Decrease) increase in cash	(15,151)	43,672	(238,169)
Cash and Due from Banks at beginning of year	149,653	105,981	344,150
Cash and Due from Banks at end of year	134,502	149,653	105,981
Parent Company [Member]
Statement of Financial Position [Abstract]
Cash	106,196	111,657	117,784
Investment securities, available for sale	3,623	2,682
Subordinated notes from subsidiaries	7,500	7,500
Investment in subsidiaries	594,372	591,954
Premises and equipment	1,706	1,842
Other assets	15,058	14,889
TOTAL ASSETS	728,455	730,524
Dividends payable	16,869	16,196
Other liabilities	1,161	2,107
TOTAL LIABILITIES	18,030	18,303
Shareholders' equity	710,425	712,221
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	728,455	730,524
Income Statement [Abstract]
Interest income	55	70	192
Noninterest income	421	0	143
Dividends from subsidiaries	73,800	48,700	60,700
Total income	74,276	48,770	61,035
Interest expense	0	391	1,221
Provision for loan and lease losses	0	739	(37)
Salaries and employee benefits	4,612	4,449	3,377
Miscellaneous professional services	916	719	928
Other	5,209	5,240	3,190
Total expenses	10,737	11,538	8,679
Income before income taxes and equity in undistributed net earnings of subsidiaries	63,539	37,232	52,356
Income tax benefit	(3,869)	(4,263)	(3,162)
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Income available to common shareholders	67,303	66,739	59,251
Operating activities
Net income	67,303	66,739	59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed loss (earnings) of subsidiaries	105	(25,244)	(3,733)
Provision for loan and lease losses	0	739	(37)
Depreciation and amortization	27	31	42
Stock-based compensation expense	4,186	3,935	3,084
Deferred income taxes	(207)	(509)	(569)
Increase in dividends payable	673	10,342	710
Decrease in accrued expenses	(1,799)	(10,003)	(140)
(Increase) decrease in other assets	(139)	(241)	170
Net cash provided by operating activities	70,149	45,789	58,778
Investing activities
Proceeds from calls and maturities of investment securities	0	158	0
Purchases of investment securities, available-for-sale	(474)	(137)	(290)
Net decrease (increase) in loans	0	2,681	(1,743)
Purchases of premises and equipment	0	0	(1,285)
Other	109	514	(548)
Net cash (used in) provided by investing activities	(365)	3,216	(3,866)
Financing activities
Redemption of junior subordinated debentures	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Treasury stock purchase	(6,806)	0	0
Issuance of common stock	0	0	91,224
Payment to repurchase preferred stock	0	0	(80,000)
Proceeds from exercise of stock options, net of shares purchased	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Other	(1,400)	478	(1,086)
Net cash used in financing activities	(75,245)	(55,132)	(12,645)
(Decrease) increase in cash	(5,461)	(6,127)	42,267
Cash and Due from Banks at beginning of year	111,657	117,784	75,517
Cash and Due from Banks at end of year	106,196	111,657	117,784
Parent Company [Member] | Commercial Banks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	575,701	573,295
Parent Company [Member] | Nonbanks [Member]
Statement of Financial Position [Abstract]
Investment in subsidiaries	$ 18,671	$ 18,659